Impairment Of Exploration And Evaluation, Property, Plant And Equipment And Goodwill - Summary of Impairment Loss Recognized or Reversed for Cash Generating Unit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Goodwill	$ 3,866	$ 3,995
Property, plant and equipment [member] | WDS Australia Segment [Member] | Pyrenees [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	159
Goodwill	0
Impairment loss	68
Property, plant and equipment [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	2,418
Goodwill	0
Impairment loss	466
Property, plant and equipment [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	1,862
Goodwill	477
Impairment loss	1,383
Property, plant and equipment [member] | Land and buildings [member] | WDS Australia Segment [Member] | Pyrenees [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	0
Property, plant and equipment [member] | Land and buildings [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	64
Property, plant and equipment [member] | Land and buildings [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	0
Property, plant and equipment [member] | Oil and gas properties [member] | WDS Australia Segment [Member] | Pyrenees [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	68
Property, plant and equipment [member] | Oil and gas properties [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	391
Property, plant and equipment [member] | Oil and gas properties [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	589
Property, plant and equipment [member] | Projects in development [member] | WDS Australia Segment [Member] | Pyrenees [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	0
Property, plant and equipment [member] | Projects in development [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	11
Property, plant and equipment [member] | Projects in development [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	317
Property, plant and equipment [member] | Other property, plant and equipment [member] | WDS Australia Segment [Member] | Pyrenees [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	0
Property, plant and equipment [member] | Other property, plant and equipment [member] | WDS Australia Segment [Member] | Wheatstone [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	0
Property, plant and equipment [member] | Other property, plant and equipment [member] | International [member] | WDS Shenzi [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	$ 0